                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-8428
                                   ----------------------------------------

                          The Tocqueville Alexis Trust
    -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           1675 Broadway, 16/th/ Floor
                               New York, NY 10019
    ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Tocqueville Alexis Fund
                           1675 Broadway, 16/th/ Floor
                               New York, NY 10019
    ------------------------------------------------------------------------
                     (Name and address of agent for service)

    Registrant's telephone number, including area code: (212) 698-0800
                                                        --------------------

                    Date of fiscal year end: October 31, 2003
                                             -------------------

                   Date of reporting period: October 31, 2003
                                             -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

                                                            LETTER TO INVESTORS

                                                             2003 Annual Report

Dear Shareholder:

The first order of business, sadly, has to be to comment on the disgraceful conduct of so many mutual fund managers. We always thought that the concept of fiduciary responsibility, which has been established in Anglo-Saxon law for centuries, was easy to understand. We, like you, have been shocked to learn that so many learned to break the law rather than observe it. We are also disappointed that SEC Chairman Donaldson had to admit, "The extent of this has come as a surprise to us." Being in compliance with the SEC's rules and regulations is no small expense to us, and if the SEC cannot comprehend what they are trying to accomplish it is not a reassuring thought to you or us. Incidentally, New York Attorney General Spitzer's claim that mutual funds should pay the same management fees as corporate pension funds would have more validity if mutual fund managers did not have to carry the cost of SEC compliance. Most importantly, as you know from our recent letter, Tocqueville Asset Management has never countenanced the illegal and self-serving practices now being brought to light.

After the depressing three-month period December 2002 through February 2003 the U.S. stock market has rallied considerably. In our view, the stock market was clearly over-sold in February and is now fair valued. We think it has discounted the economic recovery now under way, as it customarily does. Our guess, and that is as much as those self-styled "experts" beloved by the media can do, is that the market will not see a major change in level for many months. We, as always, will keep looking for long-term investments we think are good value.

For the fiscal year ended October 31, 2003 your fund's total return was +18.12%. We think this compares favorably with the return on the Standard & Poor's 500 Stock Index ("S&P 500") of +20.80%, especially since in fiscal 2002 the Fund declined only 4.44% vs. a result of -15.10% for the S&P 500. On Nov. 26, 2003 Morningstar, Inc. re-classified the fund as a "Large Blend" fund, better to reflect the fund's portfolio mix in recent years. Consequently the fund was awarded 5 stars for its 3-year, 5-year and overall performance, and 4 stars for its 10-year performance, for periods ended Oct. 31, 2003. Five stars means that the fund was in the top 10% of its category; 4 stars means the top 32.5%. Please see the first footnote, below, for a description of Morningstar categories/1/. More complete performance information can be found on page 4/2,3/.

In last year's annual report we wrote, "...we believe that the historic mean annual return of some 9% may again be attainable." Your fund's return of 18.12% brought us back closer to the mean, but our 3 year return of -3.13% leaves room for further progress. The S&P 500's 3-year return was -22.97%, so it has a bigger hole out of which to climb.

Last year's best performer was EMC, the data storage company. We have owned this stock since 1996 and it has been an interesting experience. For several years it was our best performer, then the worst, now again the best. We sold 80% of our original holding on its way up the first time, so on balance it has been a profitable investment. #2 was General Growth Properties, the REIT. It was #2 last year as well. Not only has it increased in value by nearly 4 times since we bought it in 1994, it has consistently provided an above-average yield. #3 was Andrew Corp., a medium-sized

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 1

company that sells antennas and cables to cell phone companies. #4 was Sysco Corp., the national food service company. The stock dropped by over 30% early in the year in the mistaken belief that another company's troubles were industry-wide (they were not). #5 was Grolsch N.V., the Dutch brewer. Grolsch did well in euro terms and even better in dollar terms.

Last year's worst performer was VaxGen, the biotech company with what they hoped would be the first AIDS vaccine. It had been one of our best performers in FY 2002, but a year ago we pointed out that the shares were highly speculative. Alas, the vaccine did not work. On balance, after buying it on its initial private stock offering, we suffered only a small loss. #2 was Newell-Rubbermaid. This maker of a variety of housewares has had trouble effecting the turnaround we expect. #3 was Merck & Co. and #4 was Johnson & Johnson. These are great companies in which we have confidence, but pharmaceutical companies are under political attack and out of stock market favor. #5 was XL, a Bermuda reinsurance company. After a long and successful record, the company found large "long-tail" liabilities came with an acquisition. Those liabilities are still un-quantified, and we sold the shares/4/.

As always, we thank you for your continued support.

Sincerely,

/s/ Colin C. Ferenbach
Colin C. Ferenbach
President

/1/ Morningstar Large Blend - These Funds invest in a variety of Large U.S.
    stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large-cap. The blend style is assigned to funds where neither growth nor value characteristics predominate.

 Broad Asset Class: Domestic Equity
 Primary Index: Standard and Poor's 500
 Secondary Index: Russell 1000

/2/ Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that all investor's shares, when redeemed, may be worth more or less than their original cost.

/3/ There are risks associated with investing in the Fund, such as stock market risk, stock selection risk and the risk of investing in foreign securities.

/4/ As of October 31, 2003, EMC Corp. comprised 3.8% of the Fund; General
    Growth Properties, Inc. comprised 4.5% of the Fund; Andrew Corp. comprised 1.5% of the Fund; Sysco Corp. comprised 2.3% of the Fund; Koninklijke Grolsch N.V. comprised 1.8% of the Fund; VaxGen comprised 0.0% of the Fund; Newell Rubbermaid, Inc. comprised 1.6% of the Fund; Merck & Co., Inc. comprised 1.8% of the Fund; Johnson & Johnson comprised 2.8% of the Fund and XL Capital Ltd. comprised 2.4% of the Fund.

2   ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

The graph below assumes an initial gross investment of $10,000 made on June 27, 1984 and shows how the Fund and its predecessor have performed. The Fund began operations on June 23, 1994. Results for the period prior to that date reflect the performance of HCM Partners, L.P., a limited partnership (the "Partnership"). On June 23, 1994 the Fund acquired the assets of the Partnership in exchange for shares of the Fund. Mr. Colin Ferenbach had primary responsibility for managing the Partnership and has had primary responsibility for managing the Fund since its inception. Although the Fund is managed in a manner that is in all material respects equivalent to the management of the Partnership, the information below should not be viewed as an indication of the future performance of the Fund. It includes information regarding the Partnership's operations for periods before the Fund's registration statement became effective. The Partnership was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the Partnership had been registered, its performance might have been adversely affected. In addition, the expenses borne by the Fund are higher than those borne by the Partnership.

                                    [CHART]

                              Lipper
                             Multi-Cap
              S&P 500      Core Funds   TOCQUEVILLE    Wilshire
             Stock Index      Index     ALEXIS FUND   4500 Index
             -----------   -----------  -----------   -----------
 6/27/1984     $10,000       $10,000      $10,000       $10,000
10/31/1984      11,012        10,761       10,707        10,808
10/31/1985      13,140        12,537       13,463        13,020
10/31/1986      17,499        16,193       16,855        16,506
10/31/1987      18,619        16,454       15,972        15,303
10/31/1988      21,367        18,580       18,552        18,480
10/31/1989      26,996        23,158       21,485        22,698
10/31/1990      24,979        20,967       20,000        17,936
10/31/1991      33,324        28,402       27,069        27,060
10/31/1992      36,640        31,061       30,496        29,520
10/31/1993      42,092        36,730       35,619        36,868
10/31/1994      43,717        37,993       37,631        36,934
10/31/1995      55,263        46,078       42,768        45,340
10/31/1996      68,570        55,837       54,853        53,334
10/31/1997      90,581        71,907       68,512        68,790
10/31/1998     110,500        78,228       68,704        66,465
10/31/1999     138,854        95,861       77,154        84,091
10/31/2000     147,296       109,895       98,479        99,068
10/31/2001     110,634        83,058       84,507        69,794
10/31/2002      93,928        71,754       80,756        63,547
10/31/2003     113,456        88,781       95,391        88,597


                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 3

                        Average Annual Total Return of the Fund
                                    FOR THE PERIODS
                                      One Year          Five Year     Since Inception*
                                  09/30/03 10/31/03 09/30/03 10/31/03 09/30/03 10/31/03
----------------------------------------------------------------
Tocqueville Alexis Fund            19.14%   18.12%     7.84%    6.78%  10.79%   11.19%
----------------------------------------------------------------
S&P 500(R) Stock Index             24.40%   20.80%     1.00%    0.53%  10.66%   11.21%
----------------------------------------------------------------
Lipper Multi-Cap Core Funds Index  23.92%   23.73%     4.10%    3.80%   9.71%   10.30%
----------------------------------------------------------------
Wilshire 4500 Index                32.03%   37.62%     4.26%    4.64%   8.36%    9.13%
----------------------------------------------------------------
*June 23, 1994

                         Average Annual Total Return of the Fund and Partnership
                                             FOR THE PERIODS
                                      One Year          Five Year         Ten Year      Since Inception*
                                  09/30/03 10/31/03 09/30/03 10/31/03 09/30/03 10/31/03 09/30/03 10/31/03
----------------------------------------------------------------
Tocqueville Alexis Fund            19.14%   18.12%     7.84%    6.78%  10.07%   10.35%   12.16%   12.36%
----------------------------------------------------------------
S&P 500(R) Stock Index             24.40%   20.80%     1.00%    0.53%  10.04%   10.41%   13.20%   13.46%
----------------------------------------------------------------
Lipper Multi-Cap Core Funds Index  23.92%   23.73%     4.10%    3.80%   8.89%    9.40%   11.37%   11.65%
----------------------------------------------------------------
Wilshire 4500 Index                32.03%   37.62%     4.26%    4.64%   7.04%    7.70%    9.77%   10.14%
----------------------------------------------------------------
*June 27, 1984

Total return calculations reflect fee waivers in effect for 1994, 1995 and 2003. In the absence of fee waivers, total return performance would be reduced. Total return is based on net change in NAV assuming reinvestment of distributions. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not guarantee of future results. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Lipper Multi-Cap Core Funds Index includes funds that, by portfolio practice, have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P SuperComposite Index.

The Wilshire 4500 Index is an unmanaged index of all U.S. equity securities with readily available price data that are not included in the S&P 500 Stock Index.

A direct investment in either the S&P 500 Stock Index, the Lipper Multi-Cap Core Funds Index or the Wilshire 4500 Index is not possible.

4   ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                           INVESTMENT PORTFOLIO

October 31, 2003


 Number
of Shares                                     Value
------------------------------------------------------
          COMMON STOCKS 95.77%

          Banks 13.55%
 60,000   The Bank of New York Co., Inc.    $1,871,400
 25,000   Commerce Bancorp, Inc./NJ          1,208,500
 60,000   Hibernia Corp. Class A             1,355,400
 26,227   HSBC Holdings PLC - ADR (UK)       1,968,861
 40,000   Mercantile Bankshares Corp.        1,694,800
 60,000   National Commerce Financial Corp.  1,648,200

                                            ----------
                                             9,747,161

                                            ----------

          Beverages 1.84%
 50,000   Koninklijke Grolsch N.V. - (NETH)  1,326,451

                                            ----------

          Building & Housing 2.68%
 70,000   Masco Corp.                        1,925,000

                                            ----------

          Consumer Non-Durables 5.40%
 30,000   Colgate-Palmolive Co.              1,595,700
 20,000   Kimberly-Clark Corp.               1,056,200
 75,000   Rayovac Corp.*                     1,233,000

                                            ----------
                                             3,884,900

                                            ----------

          Drug & Hospital Supplies 9.31%
 40,000   Johnson & Johnson                  2,013,200
 40,000   Medtronic, Inc.                    1,822,800
 30,000   Merck & Co., Inc.                  1,327,500
 40,000   Novartis AG - ADR (CH)             1,534,800

                                            ----------
                                             6,698,300

                                            ----------

          Food Services 2.34%
 50,000   Sysco Corp.                        1,683,000

                                            ----------

                      See Notes to Financial Statements.

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 5

INVESTMENT PORTFOLIO (cont'd.)

              October 31, 2003

 Number
of Shares                                          Value
-----------------------------------------------------------
          COMMON STOCKS 95.77% (cont'd)

          Furnishings & Appliances 1.74%
  60,000  Leggett & Platt, Inc.                 $ 1,253,400

                                                -----------

          Healthcare 4.50%
  30,000  CIGNA Corp.                             1,711,500
  30,000  UnitedHealth Group, Inc.                1,526,400

                                                -----------
                                                  3,237,900

                                                -----------

          Information Technology 15.95%
  40,000  Automatic Data Processing, Inc.         1,509,600
  75,000  Cisco Systems, Inc.*                    1,573,500
  60,000  Dell Inc.*                              2,167,200
 200,000  EMC Corp.*                              2,768,000
  60,000  Microsoft Corp.                         1,569,000
  60,000  Molex, Inc.                             1,883,400

                                                -----------
                                                 11,470,700

                                                -----------

          Insurance 8.24%
  60,000  Hannover Rueckversicherung AG - (GER)   1,743,801
  20,000  PartnerRe Ltd. - (BER)                  1,085,400
  30,300  RenaissanceRe Holdings Ltd. - (BER)     1,362,894
  25,000  XL Capital Ltd. Class A - (BER)         1,737,500

                                                -----------
                                                  5,929,595

                                                -----------

          Medical Services 2.35%
  25,000  Quest Diagnostics, Inc.                 1,691,250

                                                -----------

          Metals & Mining 1.67%
  30,000  Alcan, Inc. - (CAN)                     1,197,900

                                                -----------

                      See Notes to Financial Statements.

6   ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                 INVESTMENT PORTFOLIO (cont'd.)

October 31, 2003

 Number
of Shares                                       Value
--------------------------------------------------------
          COMMON STOCKS 95.77% (cont'd)

          Oil - Domestic/International 8.80%
 25,000   ConocoPhillips                     $ 1,428,750
 41,400   Devon Energy Corp.                   2,007,900
 30,000   Royal Dutch Petroleum Co. - (NETH)   1,331,400
 20,000   Total SA - ADR (FR)                  1,561,400

                                             -----------
                                               6,329,450

                                             -----------

          Paper & Forest Products 2.09%
 25,000   Weyerhaeuser Co.                     1,505,750

                                             -----------

          Real Estate Investment Trust 4.53%
 42,600   General Growth Properties, Inc.      3,258,900

                                             -----------

          Retailing 6.46%
 50,000   99 Cents Only Stores*                1,488,500
 70,000   Borders Group, Inc.*                 1,585,500
 30,000   Carrefour SA - (FR)                  1,575,001

                                             -----------
                                               4,649,001

                                             -----------

          Rubber & Plastic 1.59%
 50,000   Newell Rubbermaid, Inc.              1,140,000

                                             -----------

          Telecommunications 2.73%
 85,000   Andrew Corp.*                        1,111,800
 50,000   Nokia Oyj - ADR (FIN)                  849,500

                                             -----------
                                               1,961,300

                                             -----------
          Total Common Stocks
          (cost $49,861,038)                  68,889,958

                                             -----------

                      See Notes to Financial Statements.

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 7

INVESTMENT PORTFOLIO (cont'd.)

              October 31, 2003


 Number
of Shares                                                Value
-----------------------------------------------------------------
          SHORT-TERM INVESTMENTS 3.29%
1,182,021 Temporary Investment Cash                   $ 1,182,021
1,182,021 Temporary Investment Fund                     1,182,021

                                                      -----------
          (cost $2,364,042)                             2,364,042

                                                      -----------

          TOTAL INVESTMENTS 99.06%
          (cost $52,225,080)                          $71,254,000

                                                      -----------

          Other Assets in Excess of Liabilities 0.94%     675,588

                                                      -----------

          TOTAL NET ASSETS 100%                       $71,929,588

                                                      ===========

                  Country Abbreviations:
                   (BER) - Bermuda       (FR) - France
                   (CAN) - Canada        (GER) - Germany
                   (CH) - Switzerland    (NETH) - Netherlands
                   (FIN) - Finland       (UK) - United Kingdom

   * Non-income producing securities.
ADR American Depository Receipt

                      See Notes to Financial Statements.

8   ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                         TOP TEN STOCK HOLDINGS



          30.0% of the Fund
General Growth Properties, Inc.  4.5%
------------------------------
EMC Corp.                        3.8%
------------------------------
Dell Inc.                        3.0%
------------------------------
Johnson & Johnson                2.8%
------------------------------
Devon Energy Corp.               2.8%
------------------------------
HSBC Holdings PLC                2.7%
------------------------------
Masco Corp.                      2.7%
------------------------------
Molex, Inc.                      2.6%
------------------------------
The Bank of New York Co., Inc.   2.6%
------------------------------
Medtronic, Inc.                  2.5%
------------------------------
Total                           30.0%

                                    [CHART]

United States      74.9%
Bermuda             6.1%
France              4.6%
Netherlands         3.9%
United Kingdom      2.9%
Germany             2.5%
Switzerland         2.2%
Canada              1.7%
Finland             1.2%


                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 9

STATEMENT OF ASSETS AND LIABILITIES

    October 31, 2003

    Assets:
    Investments, at market value/(1)/                            $71,254,000
    Interest and dividend receivable                                  79,547
    Receivable for fund shares sold                                      785
    Receivable for investment securities sold                      1,232,018
    Prepaid expenses and other assets                                 21,993
    ------------------------------------------------------------------------
       Total Assets                                               72,588,343
    ------------------------------------------------------------------------

    Liabilities:
    Payable for investment securities purchased                      577,650
    Advisory fees payable                                             32,252
    Distribution fees payable                                             70
    Accrued expenses payable                                          48,783
    ------------------------------------------------------------------------
       Total Liabilities                                             658,755
    ------------------------------------------------------------------------
    Net Assets                                                   $71,929,588
    ------------------------------------------------------------------------

    Components of Net Assets:
    Capital paid-in                                              $49,115,801
    Accumulated net realized gain from investment transactions     3,326,274
    Undistributed net investment income                              458,432
    Net unrealized appreciation of investments                    19,028,920
    Net unrealized appreciation on foreign currency transactions         161
    ------------------------------------------------------------------------
    Net Assets                                                   $71,929,588
    -----------------------------------------------------------------
    Shares of beneficial interest outstanding
      (unlimited shares of $0.001 par value authorized)            5,207,625
    Net asset value, offering and redemption price per share          $13.81
    -----------------------------------------------------------------
    /(1) /Cost of Investments                                    $52,225,080

                      See Notes to Financial Statements.

10  ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                        STATEMENT OF OPERATIONS

   For the Year Ended October 31, 2003

   Investment Income:
   Dividends (net of foreign taxes withheld of $43,643)          $ 1,267,550
   Interest                                                           50,627
   --------------------------------------------------------------------------
      Total Investment Income                                      1,318,177
   --------------------------------------------------------------------------

   Operating Expenses:
   Investment advisory fees                                          401,919
   Distribution fees                                                 166,417
   Administration and accounting fees                                100,000
   Legal fees                                                         97,600
   Transfer agent fees                                                57,950
   Trustees' fees                                                     31,500
   Audit fees                                                         30,377
   Custodian fees                                                     26,832
   Blue Sky fees                                                      21,314
   Printing fees                                                      21,044
   Insurance fees                                                      9,141
   Miscellaneous expenses                                              9,311
   --------------------------------------------------------------------------
      Total Expenses                                                 973,405
   --------------------------------------------------------------------------
      Distribution fees waived                                       (67,512)
   Net Expenses                                                      905,893
   --------------------------------------------------------------------------

   Net Investment Income                                             412,284
   --------------------------------------------------------------------------

   Net realized gain from:
      Investments                                                  3,354,957
      Foreign currency transactions                                  251,099
   Net change in unrealized appreciation (depreciation) on:
      Investments                                                  7,107,320
      Translation of assets and liabilities in foreign currency         (864)
   --------------------------------------------------------------------------
   Net realized and unrealized gain from
       investments and foreign currency transactions              10,712,512
   --------------------------------------------------------------------------
   Net increase in net assets resulting from operations          $11,124,796
   --------------------------------------------------------------------------
   -----------------------------------------------------------------

                      See Notes to Financial Statements.

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 11

STATEMENT OF CHANGES IN NET ASSETS

                                                                Year             Year
                                                                Ended            Ended
                                                             October 31,      October 31,
                                                                2003             2002
---------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets from Operations:
Net investment income                                       $    412,284     $    151,210
Net realized gain on investments and foreign
  currency transactions                                        3,606,056        1,362,947
Net change in unrealized appreciation (depreciation)
  on investments and translation of other assets and
  liabilities denominated in foreign currencies                7,106,456       (4,335,387)
---------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                               11,124,796       (2,821,230)
---------------------------------------------------------------------------------------------

Distributions Paid to Shareholders:
From net investment income                                      (414,497)        (184,649)
From net realized gains                                       (1,115,426)      (1,989,578)
---------------------------------------------------------------------------------------------
   Total distributions paid to shareholders                   (1,529,923)      (2,174,227)
---------------------------------------------------------------------------------------------

Capital Share Transactions:
Proceeds from shares sold                                      7,920,643       21,103,346
Value of shares issued in reinvestment of distributions        1,094,073        1,557,547
Cost of shares redeemed                                      (12,311,409)     (23,905,742)
---------------------------------------------------------------------------------------------
   Decrease in net assets from capital
     share transactions                                       (3,296,693)      (1,244,849)
---------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                     6,298,180       (6,240,306)
---------------------------------------------------------------------------------------------

Net Assets:
Beginning of year                                             65,631,408       71,871,714
---------------------------------------------------------------------------------------------
End of year*                                                $ 71,929,588     $ 65,631,408
---------------------------------------------------------------------------------------------
-----------------------------------------------------------------
* (Including undistributed net investment income of $458,432 and $435,537 at October 31, 2003 and 2002, respectively.)

                      See Notes to Financial Statements.

12  ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                           FINANCIAL HIGHLIGHTS


                                           Year           Year        Year        Year        Year
                                           Ended          Ended       Ended       Ended       Ended
(For a Share Outstanding                October 31,    October 31, October 31, October 31, October 31,
Throughout each Year)                      2003           2002        2001        2000        1999
------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year         $11.96         $12.88      $17.37      $14.42      $14.29
------------------------------------------------------------------------------------------------------

Increase (Decrease) from
 Investment Operations:
Net investment income                        0.08           0.03        0.07        0.09        0.03
Net realized and unrealized gains
 (losses) on investments and foreign
 currency transactions                       2.05          (0.56)      (2.16)       3.77        1.64
------------------------------------------------------------------------------------------------------
    Total from investment operations         2.13          (0.53)      (2.09)       3.86        1.67

Less Distributions Paid to
 Shareholders:
  From net investment income                (0.08)         (0.03)      (0.06)      (0.06)      (0.05)
  From net realized gains                   (0.20)         (0.36)      (2.34)      (0.85)      (1.49)
------------------------------------------------------------------------------------------------------
    Total distributions paid to
     shareholders                           (0.28)         (0.39)      (2.40)      (0.91)      (1.54)

Net Asset Value, End of Year               $13.81         $11.96      $12.88      $17.37      $14.42
------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------

Total Return                               18.12%        (4.44)%    (14.11)%      27.64%      12.29%

Supplemental Data and Ratios:
Net assets, end of year (in 000's)        $71,930        $65,631     $71,872     $89,206     $72,068
Ratios of expenses to average net
 assets                                     1.35%/(1)/     1.38%       1.22%       1.18%       1.34%
Ratios of net investment income to
 average net assets                         0.62%/(1)/     0.21%       0.45%       0.52%       0.20%
Portfolio turnover rate                       63%            54%         60%         80%         31%
------------------------------------------------------------------------------------------------------

/(1)/During the year ended October 31, 2003, distribution fees were waived. If those fees had not been waived, ratios of expenses and net investment income to average net assets would have been 1.45% and 0.52%, respectively.

                      See Notes to Financial Statements.

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 13

NOTES TO FINANCIAL STATEMENTS


1. Organization and Business

The Tocqueville Alexis Trust (the "Trust") is an investment company registered under the Investment Company Act of 1940, as amended. It is organized as a Delaware business trust as a diversified, open ended management investment company. The investment company currently consists of Tocqueville Alexis Fund (the "Fund").

2. Significant Accounting Policies

a) Portfolio Valuation: Securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale or official closing price, or if no sales are reported, and in the case of certain securities traded over-the-counter, at the mean between the last reported bid and asked prices. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets, including any restricted and/or illiquid securities, will be valued at their fair market value as determined pursuant to procedures adopted by the Trustees. At October 31, 2003, there were no fair valued securities.

b) Foreign Currency Transactions: Transactions denominated in foreign currencies are recorded in the Fund's records at the prevailing exchange rate at the time of each respective transaction. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transaction are reported in operations as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions.

c) Security Transactions and Investment Income: Security transactions are recorded on trade-date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The cost of investments sold and related gain or loss thereon is determined by use of the identified cost basis for financial reporting and income tax purposes. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

d) Distributions to Shareholders: Dividends from net investment income are declared and paid semi-annually. Any net realized capital gains will be distributed annually. Income dis-

14  ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                        NOTES TO FINANCIAL STATEMENTS (cont'd.)

tributions and capital gain distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period the differences arise; temporary differences do not require reclassification. Distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income or net realized capital gains for tax purposes, they are reported as distributions of capital.

As of October 31, 2003, the following reclassifications have been made to increase (decrease) such accounts:

                          Accumulated    Accumulated
                         Undistributed   Net Realized
                         Net Investment Gain/(Loss) on
                             Income      Investments
                             ------      -----------
                            $25,118        $(25,118)

e) Federal Taxes: The Fund is a separate entity for Federal income tax purposes. It is the Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to pay out most of its net investment income and net capital gains to its shareholders. Therefore, no Federal income or Excise tax provision is required.

Because Federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets for tax purposes differ from those reflected in the accompanying statements.

The tax character of net assets at October 31, 2003 were as follows:

        Capital paid-in                                       $49,115,801
        Accumulated capital gain                                3,416,261
        Undistributed ordinary income                             375,276
        Unrealized appreciation of investments                 19,242,668
        Unrealized depreciation of investments                   (220,579)
        Unrealized foreign exchange gain on foreign currency
          transactions                                                161
                                                              -----------
          Net Assets                                          $71,929,588
                                                              ===========

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 15

NOTES TO FINANCIAL STATEMENTS (cont'd.)


The cost for Federal income tax purposes at October 31, 2003 was $52,231,911.

The tax character of distributions was as follows:

                                            2003       2002
                 -                          ----       ----
                 Ordinary Income         $  414,497 $  400,946
                 Long-Term Capital Gains  1,115,426  1,773,281
                                         ---------- ----------
                    Total Distributions  $1,529,923 $2,174,227
                                         ========== ==========

f) Qualified Dividend Income: For taxable non-corporate shareholders, the distributed income and short-term capital gains representing qualified dividend income subject to the 15% rate category as of October 31, 2003 is 100.00%. This qualified dividend percentage is applicable to the Portfolio's dividend distributions that were paid after December 31, 2002.

g) Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Financial Instruments

The Fund may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. The financial instruments include written options, forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2003, the Fund did not hold any financial instruments with off-balance sheet risk.

4. Fees and Related Party Transactions

a) Investment Advisory Fees: Under an agreement between the Trust on behalf of the Fund and Tocqueville Asset Management L.P. (the "Adviser"), the Adviser serves as the Fund's Investment Adviser. For investment advisory services, the Adviser receives monthly fees at the annual rate of 0.60% of the Fund's average daily net assets.

b) Trustees' Fees: Fees were paid to the Trustees and/or Officers of the Fund for the year ended October 31, 2003, but no fees were paid to any Trustee and/or Officer of the Fund who is also an employee of the Adviser.

16  ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                        NOTES TO FINANCIAL STATEMENTS (cont'd.)


c) Distribution Fees: The Trust, on behalf of the Fund, has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Fund may spend no more each year than 0.25% of its average daily net assets to finance activity primarily intended to result in the sale of shares.

Pursuant to the Distribution Agreement, as compensation for its services, the Fund pays Lepercq, de Neuflize/Tocqueville Securities, L.P., an affiliate of the Adviser, ("Lepercq"), payable monthly in arrears, at the annual rate of 0.25% per annum of the Fund's average daily net assets, less expenses incurred in the distribution of the Fund; provided that such fee shall be reduced to the extent necessary to result in the Fund's expense ratio not exceeding the Expense Cap of 1.294% of its average daily net assets. For the year ended October 31, 2003, Lepercq waived $67,512 of its fees.

d) Administrator and Transfer Agent Fees: As compensation for its administrative and accounting services, the Fund pays PFPC Inc. a fee, at the annual rate of 0.10% of the first $200,000,000 of average net assets; 0.075% of the next $200,000,000 of average net assets; 0.05% of the next $200,000,000 of average net assets; and 0.03% of the average net assets in excess of $600,000,000, with a minimum monthly fee of $8,333 (exclusive of out-of-pocket expenses). As transfer agent of the Fund, PFPC Inc. receives a minimum monthly fee of $3,000 (exclusive of out-of-pocket expenses).

e) Custodian Fees: PFPC Trust Company and JP Morgan Chase Bank serve as custodian and sub-custodian for the Fund's U.S. and foreign assets, respectively. As compensation for its custodian services, the Fund pays PFPC Trust Company a fee, at the annual rate of 0.0175% of the Fund's first $100,000,000 of average gross assets; 0.015% of the next $400,000,000 of average gross assets; 0.0125% of the next $500,000,000 of average gross assets; and 0.01% of the average gross assets in excess of $1,000,000,000 (exclusive of out-of-pocket expenses and transaction charges). The minimum monthly fee is $1,500 (exclusive of out-of-pocket expenses and transaction charges). The Fund pays JP Morgan Chase Bank an account fee of $5,000 per year and an asset based fee derived from the ending market value of foreign held securities (exclusive of transaction charges).

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 17

NOTES TO FINANCIAL STATEMENTS (cont'd.)


5. Capital Stock

The Fund is authorized to issue unlimited shares of common stock, par value $.001 per share. Transactions in shares of the Fund for the year ended October 31, 2003 and the year ended October 31, 2002, respectively, were as follows:

                                                                  2003        2002
--------------------------------------------------------------------------------------
Sale of shares                                                    638,826   1,588,799
Shares issued to shareholders in reinvestment of distributions     90,006     115,656
Shares repurchased                                             (1,008,604) (1,795,411)
--------------------------------------------------------------------------------------
Net decrease                                                     (279,772)    (90,956)
Shares outstanding:
   Beginning of year                                            5,487,397   5,578,353
--------------------------------------------------------------------------------------
   End of year                                                  5,207,625   5,487,397
--------------------------------------------------------------------------------------
-----------------------------------------------------------------

6. Purchases and Sales of Securities

For the year ended October 31, 2003, the cost of securities purchased and proceeds from securities sold, excluding short-term obligations, were $39,834,572 and $41,419,966, respectively.

18  ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                 REPORT OF INDEPENDENT AUDITORS


To the Board of Trustees
and Shareholders of
Tocqueville Alexis Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tocqueville Alexis Fund (the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 19, 2003

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 19

TRUSTEES AND OFFICERS

                                                                                           Number of
                    Positions     Term of                                                Portfolios in
                      Held      Office and                                               Fund Complex          Other
   Name, Address    with the     Length of             Principal Occupation(s)            Overseen by      Directorships
      and Age         Trust     Time Served              During Past 5 Years             Trustee/(3)/     Held by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

D. Euan Baird        Trustee  Since fund      Chairman, Rolls-Royce plc, turbine en-           1       Areva, Scottish Power
1675 Broadway        of the   inception./(2)/ gines. Formerly, Chairman, President                     and Societe Generale
New York, NY 10019   Trust                    and Chief Executive Officer of Schlum-
Age: 65                                       berger Ltd. (oil field services, measure-
                                              ments and systems).

William F. Indoe     Trustee  Since fund      Partner, Sullivan & Cromwell                     1       None
Sullivan & Cromwell  of the   inception./(2)/ (attorneys-at-law).
125 Broad Street     Trust
New York, NY 10004
Age: 61

Robert E. Kaufmann   Trustee  Since fund      Private investor. Formerly Executive Di-         1       None
5 Dingletown Road    of the   inception./(2)/ rector, The Association of HITWG Camps,
Greenwich, CT 06830  Trust                    Inc. (a private charity) 2001-2002. Direc-
Age: 62                                       tor, Spencer Stuart & Associates
                                              (executive search consultants), 1995-
                                              1998; Headmaster of Deerfield Academy,
                                              1980-94; Director of various mutual
                                              funds, 1985-92.

John F. McNiff       Trustee  Since fund      Director of Allen Telecom Inc.                   1       Allen Telecom Inc.
1105 Park Avenue     of the   inception./(2)/ (manufacturer of telecommunications
New York, NY 10178   Trust                    products). Formerly, Director, Vice
Age: 61                                       President-Finance and Chief Financial
                                              Officer of Dover Corporation (diversified
                                              manufacturing company),
                                              1996-2001 and 1983-2000, respectively.

20  ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                TRUSTEES AND OFFICERS (cont'd.)

                                                                                              Number of
                        Positions     Term of                                               Portfolios in
                          Held      Office and                                              Fund Complex       Other
     Name, Address      with the     Length of             Principal Occupation(s)           Overseen by   Directorships
        and Age           Trust     Time Served              During Past 5 Years            Trustee/(3)/  Held by Trustee
-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Colin C. Ferenbach/(1)/ President Since fund      Managing Director, Tocqueville Asset            1            None
1675 Broadway           and       inception./(2)/ Management L.P., since 2002. Managing
New York, NY 10019      Trustee                   Director 1982-2002 of Haven Capital
Age: 69                                           Management. Formerly, General Partner
                                                  of HCM Partners, L.P. (financials
                                                  services), 1984-94; Principal, McCowan
                                                  Associates, Inc., 1980-83 (financial
                                                  services); Principal, Kleinwort Benson
                                                  McCowan Inc. (financial services),
                                                  Goldman, Sachs & Co. (financial
                                                  services), 1957-76.

Francois Sicart /(1)/   Trustee   Since           Chairman and Director, Tocqueville              5            None
1675 Broadway           of the    2002/(2)/       Management Corporation, the General
New York, NY 10019      Trust                     Partner Tocqueville Asset Management
Age 59                                            L.P. and Lepercq de Neuflize/Tocqueville
                                                  Securities L.P. ("TMC") from January,
                                                  1990 to present; Chairman and Chief
                                                  Executive Officer, Tocqueville Asset
                                                  Management Corp. from December, 1985
                                                  to January, 1990; Chairman, Principal
                                                  Executive Officer and Trustee of The
                                                  Tocqueville Trust (includes four mutual
                                                  funds) from 1990 to present; Vice Chair-
                                                  man of Tucker Anthony Management
                                                  Corporation, from 1981 to October 1986;
                                                  Vice President (formerly general part-
                                                  ner) and other positions with Tucker
                                                  Anthony, Inc. from 1969 to January, 1990.


                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 21

TRUSTEES AND OFFICERS (cont'd.)

                                                                                            Number of
                         Positions   Term of                                              Portfolios in
                           Held    Office and                                             Fund Complex       Other
     Name, Address       with the   Length of           Principal Occupation(s)            Overseen by   Directorships
        and Age            Trust   Time Served            During Past 5 Years             Trustee/(3)/  Held by Trustee
-----------------------------------------------------------------------------------------------------------------------

Robert Kleinschmidt/(1)/ Vice       Since      President (1994-present) and Managing            5            None
1675 Broadway            President  2002/(2)/  Director (1991-1994), Tocqueville Asset
New York, NY 10019       and                   Management L.P.; President, Tocqueville
Age: 53                  Trustee               Management Corporation (general part-
                                               ner of Tocqueville) (1991-present);
                                               President, Principal Operating Officer,
                                               Principal Officer, Treasurer and Finan-
                                               cial Trustee, The Tocqueville Trust
                                               (Includes four mutual funds) (1991-
                                               present): Partner, David J. Greene & Co.
                                               (investment management); (1978-1991);
                                               Assistant Vice President, Irving Trust Co.
                                               (1976-1978).

OFFICERS

Roger Cotta              Secretary  Since      Chief Operating Officer. Tocqueville As-         -             -
1675 Broadway            and        2002/(2)/  set Management L.P. since 2001; Secre-
New York, NY 10019       Treasurer             tary, The Tocqueville Trust since 2001;
Age: 64                                        Chief Executive Officer and President of
                                               Sepulveda & Smith Securities, Inc.
                                               (August 2000-December 2000); Chief
                                               Financial Officer, Needham & Company,
                                               Inc. (1991-2000); General Partner, David
                                               J. Greene & Co. (1984-1990).

/(1)/Messrs. Ferenbach, Kleinschmidt and Sicart are interested Trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940 because they serve as officers of the Trust and/or are employees of Tocqueville.

/(2)/Each Trustee will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust's By-Laws and Declaration of Trust.

/(3)/The Fund complex consist of The Tocqueville Alexis Trust and The
     Tocqueville Trust, a registered investment company with four portfolios.

  Additional information about the Funds' Trustees and Officers is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-844-4836.

22  ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                          IMPORTANT TAX INFORMATION (UNAUDITED)


The Tocqueville Alexis Fund distributed a total Capital Gain Dividend of $0.2023 per share during the fiscal year ending October 31, 2003, which was a 20 percent rate gain distribution.

Because the Fund's fiscal year is not the calendar year, Capital Gain Dividend distribution amounts to be used by calendar year taxpayers on their Federal income tax returns were reflected on 1099-DIV forms, which were mailed in January 2003.

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 23

Tocqueville Alexis Fund
P.O. Box 9818
Providence, RI 02940-8018


For Fund information, prices and literature, call 1-800-844-4836

For account balances and other information about your Tocqueville Alexis Fund account, call 1-800-844-4836

This report is submitted for the general information of shareholders of Tocqueville Alexis Fund. It is not authorized for distribution to prospective investors unless accompanied or proceeded by an effective prospectus for Tocqueville Alexis Fund. The prospectus includes more complete information about management fees and expenses, investment objectives, risks and operating policies of Tocqueville Alexis Fund. Please read the prospectus carefully. [LOGO] Tocqueville

                            Tocqueville Alexis Fund

                       Tocqueville Asset Management L.P.
                              Investment Advisor

                                 ANNUAL REPORT

                               October 31, 2003

                                    [GRAPHIC]

                                  Tocqueville

Item 2. Code of Ethics.

     The registrant, as of the end of the period covered by this report, has not adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The registrant has, however, adopted such a code at its November 19, 2003 Board of Trustees Meeting.

Item 3. Audit Committee Financial Expert.

     As of the end of the period covered by the report, the registrant's board of directors has determined that John McNiff is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Tocqueville Alexis Trust
            --------------------------------------------------------------------

By (Signature and Title)*       /s/ Colin Ferenbach
                           -----------------------------------------------------
                            Colin Ferenbach, President
                            (principal executive officer)

Date                        12/30/2003
      --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Colin Ferenbach
                           -----------------------------------------------------
                            Colin Ferenbach, President
                            (principal executive officer)

Date                       12/30/2003
     ---------------------------------------------------------------------------

By (Signature and Title)*       /s/ Roger Cotta
                           -----------------------------------------------------
                            Roger Cotta, Treasurer
                            (principal financial officer)

Date                       12/30/2003
     ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.